Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2022	31 December 2021	30 June 2022	30 June 2021
Argentinean peso	125.210300	102.749214	—	—
Brazilian real	5.237986	5.580497	5.049046	5.404575
Canadian dollar	1.292481	1.270792	1.268356	1.245300
Colombian peso	4 131.94	3 977.14	3 920.73	3 630.50
Chinese yuan	6.702977	6.352382	6.458363	6.471074
Euro	0.962742	0.882924	0.913529	0.827754
Mexican peso	19.984680	20.583378	20.324130	20.275664
Pound sterling	0.826224	0.741903	0.768921	0.719643
Peruvian nuevo sol	3.779000	3.976006	3.800274	3.708425
South Korean won	1 301.00	1 188.32	1 221.30	1 114.07
South African rand	16.380406	15.947907	15.476459	14.650513